Offerings	Aug. 28, 2026 USD ($)
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 Par Value
Carry Forward Form Type	S-3
Carry Forward File Number	333-274509
Carry Forward Initial Effective Date	Sep. 27, 2023
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $1.00 Par Value
Carry Forward Form Type	S-3
Carry Forward File Number	333-274509
Carry Forward Initial Effective Date	Sep. 27, 2023
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-274509
Carry Forward Initial Effective Date	Sep. 27, 2023
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-274509
Carry Forward Initial Effective Date	Sep. 27, 2023
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Depositary shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-274509
Carry Forward Initial Effective Date	Sep. 27, 2023
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-274509
Carry Forward Initial Effective Date	Sep. 27, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-274509
Carry Forward Initial Effective Date	Sep. 27, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-274509
Carry Forward Initial Effective Date	Sep. 27, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-274509
Carry Forward Initial Effective Date	Sep. 27, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 125,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-274509
Carry Forward Initial Effective Date	Sep. 27, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 16,225.00
Offering Note	1 Calculated in accordance with Rule 457(o) under the Securities Act of 1933. The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance of the securities registered by this registration statement. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee. In no event will the maximum aggregate offering price of all securities issued under this registration statement exceed $200,000,000. The amount registered is not specified as to each class of securities to be registered hereunder pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3 under the Securities Act of 1933. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security in reliance on Rule 457(o) under the Securities Act of 1933 and General Instruction II.D of Form S-3 under the Securities Act of 1933. Shares of common stock or preferred stock may be issued in primary offerings, upon conversion of debt securities or preferred stock registered hereby or upon the exercise of warrants or subscription rights to purchase preferred stock or common stock. 2 The debt securities being registered hereunder will consist of one or more series of senior debt securities or subordinated debt securities, or any combination thereof, as more fully described herein. 3 Warrants exercisable for common stock, preferred stock, depositary shares, debt securities or other securities. 4 The depositary shares registered hereunder will be evidenced by depositary receipts issued pursuant to a deposit agreement. If the registrant elects to offer to the public fractional interests in shares of preferred stock, then depositary receipts will be distributed to those persons purchasing the fractional interests and the shares will be issued to the depositary under the deposit agreement. 5 Subscription rights evidencing the right to purchase common stock, preferred stock, depositary shares, debt securities or other securities. 6 This registration statement registers securities with a maximum aggregate offering price of $200,000,000. Of these securities, securities with a maximum aggregate offering price of $125,000,000.00 (the "Unsold Securities") represent unsold securities previously registered by the registrant on its Registration Statement on Form S-3 filed on September 16, 2020 and declared effective on September 25, 2020 (File No. 333-248841) (the "2020 Registration Statement") and carried forward on its Registration Statement on Form S-3 filed on September 19, 2023 and declared effective on September 27, 2023 (File No. 333-274509) (the "2023 Registration Statement"). In connection with the 2020 Registration Statement, the registrant paid $16,225 in registration fees related to the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the 2020 Registration Statement) that will be applied to the securities registered pursuant to this registration statement. In accordance with Question 212.24 of the Securities and Exchange Commission, Division of Corporation Finance's Compliance and Disclosure Interpretations regarding Securities Act Rules, the registrant is not required to pay any additional fee with respect to the Unsold Securities being included in this registration statement in reliance on Rule 415(a)(6), because such Unsold Securities (and associated fees) are being moved from the 2023 Registration Statement to this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 11
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 Par Value
Fee Rate	0.01381%
Offering: 12
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $1.00 Par Value
Fee Rate	0.01381%
Offering: 13
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01381%
Offering: 14
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 15
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary shares
Fee Rate	0.01381%
Offering: 16
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 17
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01381%
Offering: 18
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.01381%
Offering: 19
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 20
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 75,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,357.50